Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	6 Months Ended
Jun. 30, 2026
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	Introduction, basis of presentation of the interim condensed consolidated financial statements and other information
a)    Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander') is a private-law entity subject to the rules and regulations applicable to banks operating in Spain. The Bylaws and other public information of the Bank can be consulted at its registered office at Paseo de Pereda 9 -12, Santander.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'The Group').
Grupo Santander's interim condensed consolidated financial statements ('interim financial statements') for the six-month period ended 30 June 2026 were authorised and approved by Grupo Santander's directors at the board of directors meeting held on 21 July 2026. Grupo Santander's consolidated annual accounts for year 2025 were approved by shareholders at Banco Santander annual general meeting on 27 March 2026.
b)    Basis of presentation of the interim financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS'). In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, and subsequent changes, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
The consolidated annual accounts for 2025 were authorised at the board of directors meeting on 24 February 2026 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly Grupo Santander’s consolidated equity and consolidated financial position at 31 December 2025 and the consolidated results of its operations, and the consolidated cash flows in 2025. The aforementioned consolidated annual accounts, which were updated taking into account the changes described later in this section and in Note 12, are included in Grupo Santander’s Form 6-K filed with the U.S. Securities and Exchange Commission on 1 April 2026, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IFRS-IASB', and together with EU-IFRS, 'IFRS').
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim financial statements in accordance with the provisions of article 12 of Royal Decree 1362/2007 taking into account the requirements of Circular 3/2018, of June 28, of the Securities and Exchange Commission (CNMV). These interim financial statements will be included in the Half-Yearly Financial Information corresponding to the first half of 2026 that the Group presents in accordance with the aforementioned Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRS and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with Grupo Santander’s consolidated annual accounts for the year ended 31 December 2025, which are included in Grupo Santander’s Form 6-K filed with the U.S. Securities and Exchange Commission on 1 April 2026.
Grupo Santander policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2025. As indicated in that note, for practical reasons, the balance sheet amounts has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of Grupo Santander.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2025 including the following accounting standards with an effective application date 1 January 2026, which are detailed below:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: (i) amendments to classification and measurement requirements related to the assessment of contractual cash flows of certain financial assets (with ESG characteristics, non-recourse or contractually linked); (ii) an accounting policy option for the derecognition of financial liabilities settled through an electronic payment system is included; (iii) the disclosure requirements related to equity instruments designated at fair value through other comprehensive income are amended; (iv) disclosure requirements are included for financial instruments with contingent characteristics that may modify their contractual cash flows.
•Amendments to IFRS 9 and IFRS 7 - Nature-dependent electricity contracts for electricity contracts dependent on energy sources and susceptible to variations due to uncontrollable factors, such as weather conditions, this modification: (i) clarifies the application of the 'own use' requirements; (ii) allows hedge accounting if these contracts were used as hedging instruments; and, (iii) adds new filing requirements for greater clarity on the impact of these contracts.
•Amendments to IFRS Improvement Cycle: introduces minor amendments, effective from 1 January 2026, to the following standards:
◦IFRS 1 First-time Adoption of International Financial Reporting Standards, for hedge accounting in first adoption.
◦IFRS 7 Financial Instruments: Disclosures: updated references and alignment with IFRS 13, as well as clarifications in the Implementation Guidance.
◦IFRS 9 Financial Instruments: amendment to apply derecognition criteria to lease liabilities recorded by the lessee and replacement of the term 'transaction price' with 'the amount determined in accordance with IFRS 15'.
◦IFRS10 Consolidated Financial Statements: Determining a 'de facto agent'.
◦IAS 7 Statement of Cashflows: replacing the term 'cost method' with 'cost'.
The aforementioned accounting standards and modifications have not had a significant effect on Grupo Santander’s financial statements.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2026 were applied in their preparation.
In addition, the Group has implemented a change in the presentation of certain charges in the consolidated income statement. As from the current period, such charges—mainly levies and other expenses—are reported under “Other operating expenses” rather than under “Other provisions”.
During the first half of 2026, the Group continued working on the implementation project of IFRS 18, "Presentation and Disclosure in Financial Statements", which will come into effect on 1 January 2027. With the information analyzed up to the authorization of these interim financial statements, no significant impacts arising from its adoption have been identified.
By the time of the preparation of these interim financial statements, there are no standards pending adoption by the European Union for the current exercise by the IASB with an effective date of 1 January 2026.
c)     Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of Banco Santander in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2025, except for those indicated in these interim financial statements due to the accounting standards and modifications that have come into effect during the first six months of the year 2026.
The interim financial statements contain estimates made by the senior management of Banco Santander and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported in the consolidated entities. These estimates, which were made on the basis of the best information available, relate mainly to the following:
•The income tax expense, which is recognised in interim periods based on the best estimate of the weighted average tax rate expected by Grupo Santander for the full financial year;
•The impairment losses on certain assets – financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
•The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
•The useful life of the tangible and intangible assets;
•The measurement of goodwill impairment arising on consolidation;
•The calculation of provisions and the consideration of contingent liabilities;
•The fair value of certain unquoted assets and liabilities;
•The recoverability of deferred tax assets;
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3; and
•The measurement of assets under reinsurance contracts and liabilities under insurance contracts.
To update the previous estimates, the Group's management has considered the current macroeconomic scenario, characterized by an uncertain geopolitical environment and its impact on economic activity and inflation, as well as the evolution of monetary and fiscal policies in major economies. The analysis also considers developments of interest rates, credit spreads, and currency movements, along with labor market trends in the geographies in which the Group operates.
In this context, the Group's management has evaluated the main uncertainties caused by the current environment, in particular, in relation to credit risk, maintaining active oversight of clients in geographies and sectors more exposed to international trade tensions, global geopolitical uncertainty and the impact of public debt containment policies or fiscal stimulus measures, liquidity and market risks. All of the above, taking into account the best available information, to estimate the impact on the credit portfolio's impairment provision, and in the debt instruments' interest rates and valuation.
During the six-month period ended on 30 June 2026, there were no additional significant changes to the estimates made at the end of the 2025 financial year, other than those indicated in these interim financial statements.
d)    Contingent assets and liabilities
Note 25 to Grupo Santander's consolidated annual accounts for the year ended 31 December 2025 includes information on the contingent assets and liabilities at that date. There were no significant changes in Grupo Santander's contingent assets and liabilities from 31 December 2025 to the date of formal preparation of these interim financial statements.
e)   Comparative information
The information contained in the interim income statement for the first six months of 2025 has been modified as a result of the retrospective application of the change in the presentation of certain charges in the amount of EUR 238 million, mainly levies and other expenses, of which EUR 204 million have been reclassified from the line item 'Other provisions' to the line item 'Other operating expenses' (see Note 1.b).
Likewise, the information in Note 12 related to segment information for June 2025 has been restated, in accordance with the changes in the segments' composition of Grupo Santander, as required by IFRS 8 (see Note 12).
In order to interpret the changes in the balances with respect to 31 December 2025, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (Note 51.b to the consolidated annual accounts for the annual year ended 31 December 2025) and the impact of the appreciation/depreciation of the various currencies against the euro in the first six months of 2026: Mexican peso (5.81%), US dollar (2.88%), Brazilian real (9.18%), Argentinian peso (0.80%), Pound sterling (1.39%) and Chilean peso (0.63%); as well as the evolution of the average exchange rates between comparable periods: Mexican peso (7.02%), US dollar (-5.45%), Brazilian real (5.09%), Pound sterling (-2.47%) and Chilean peso (1.11%).
f)     Seasonality of the Grupo Santander’s transactions
The business activities carried on by Grupo Santander entities, and their transactions are not cyclical or seasonal in nature. Therefore, no specific disclosures are included in these explanatory notes to the interim financial statements for the six-month period ended 30 June 2026.
g)    Materiality
In determining the note disclosures to be made on the various items in the interim financial statements or other matters, Grupo Santander, in accordance with IAS 34, took into account their materiality in relation to the interim financial statements for the six-month period ended 30 June 2026.
h)    Events after the reporting period
From 1 July to the date of authorization of these interim financial statements for the six months of 2026, no significant events other than those indicated therein have occurred.